FINANCIAL RISK MANAGEMENT (Assumed financial exposure to currency risk) (Details) - Dec. 31, 2018 - Currency risk $ in Millions, $ in Millions	USD ($)	ARS ($)
United States of America, Dollars
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	$ (3)
United States of America, Dollars | United States of America, Dollars
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0
United States of America, Dollars | Euro Member Countries, Euro
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	40
United States of America, Dollars | Argentina, Pesos
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0
United States of America, Dollars | Mexico, Pesos
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(575)
United States of America, Dollars | Brazil, Brazil Real
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(150)
United States of America, Dollars | Colombia, Pesos
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	$ 24
Argentina, Pesos
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic		$ 0
Argentina, Pesos | United States of America, Dollars
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic		(210)
Argentina, Pesos | Euro Member Countries, Euro
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic		2
Argentina, Pesos | Argentina, Pesos
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic		0
Argentina, Pesos | Mexico, Pesos
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic		0
Argentina, Pesos | Brazil, Brazil Real
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic		(4)
Argentina, Pesos | Colombia, Pesos
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic		$ 0